Quarterly Holdings Report
for

Fidelity® Fund

September 30, 2020

FID-QTLY-1120
1.808776.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.7%
Entertainment - 2.4%
Activision Blizzard, Inc.	537,400	$43,503
Big Hit Entertainment Co. Ltd. (a)(b)	1,700	197
Electronic Arts, Inc. (a)	305,000	39,775
NetEase, Inc.	193,100	3,467
Take-Two Interactive Software, Inc. (a)	219,200	36,216
		123,158
Interactive Media & Services - 9.3%
Alphabet, Inc.:
Class A (a)	178,000	260,877
Class C (a)	38,000	55,845
Facebook, Inc. Class A (a)	671,000	175,735
		492,457

TOTAL COMMUNICATION SERVICES		615,615

CONSUMER DISCRETIONARY - 13.1%
Household Durables - 0.9%
D.R. Horton, Inc.	460,801	34,850
NVR, Inc. (a)	2,520	10,289
		45,139
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	92,300	290,628
eBay, Inc.	864,800	45,056
JD.com, Inc. Class A	142,900	5,502
		341,186
Multiline Retail - 1.2%
Dollar General Corp.	314,600	65,946
Specialty Retail - 3.9%
AutoZone, Inc. (a)	13,000	15,309
Best Buy Co., Inc.	205,300	22,848
Lowe's Companies, Inc.	278,000	46,109
The Home Depot, Inc.	406,700	112,945
TJX Companies, Inc.	39,000	2,170
Tractor Supply Co.	61,911	8,874
		208,255
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	252,000	31,636

TOTAL CONSUMER DISCRETIONARY		692,162

CONSUMER STAPLES - 8.3%
Beverages - 1.0%
PepsiCo, Inc.	394,600	54,692
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	236,800	84,064
Kroger Co.	1,131,800	38,379
Walmart, Inc.	546,000	76,391
		198,834
Food Products - 0.3%
The Hershey Co.	120,072	17,211
Household Products - 2.2%
Clorox Co.	52,500	11,034
Procter & Gamble Co.	687,800	95,597
Reynolds Consumer Products, Inc.	340,000	10,411
		117,042
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	216,600	47,273
Tobacco - 0.1%
Altria Group, Inc.	141,846	5,481

TOTAL CONSUMER STAPLES		440,533

FINANCIALS - 6.7%
Banks - 1.3%
JPMorgan Chase & Co.	718,000	69,122
Capital Markets - 4.5%
BlackRock, Inc. Class A	26,000	14,652
E*TRADE Financial Corp.	400,300	20,035
MarketAxess Holdings, Inc.	27,500	13,244
Moody's Corp.	134,700	39,043
MSCI, Inc.	199,600	71,213
S&P Global, Inc.	224,300	80,883
		239,070
Insurance - 0.9%
Progressive Corp.	487,000	46,104

TOTAL FINANCIALS		354,296

HEALTH CARE - 13.9%
Biotechnology - 3.3%
AbbVie, Inc.	613,000	53,693
Regeneron Pharmaceuticals, Inc. (a)	113,400	63,479
Vertex Pharmaceuticals, Inc. (a)	210,000	57,145
		174,317
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	400,000	43,532
Danaher Corp.	398,800	85,874
DexCom, Inc. (a)	15,000	6,183
Edwards Lifesciences Corp. (a)	393,100	31,377
Intuitive Surgical, Inc. (a)	45,400	32,213
Masimo Corp. (a)	32,000	7,554
ResMed, Inc.	155,000	26,572
West Pharmaceutical Services, Inc.	35,000	9,622
		242,927
Health Care Providers & Services - 3.3%
Centene Corp. (a)	220,700	12,873
Cigna Corp.	192,000	32,527
Humana, Inc.	5,700	2,359
Laboratory Corp. of America Holdings (a)	89,000	16,756
UnitedHealth Group, Inc.	353,400	110,180
		174,695
Life Sciences Tools & Services - 1.4%
Mettler-Toledo International, Inc. (a)	6,400	6,181
Thermo Fisher Scientific, Inc.	147,800	65,257
		71,438
Pharmaceuticals - 1.3%
Horizon Therapeutics PLC (a)	30,400	2,361
Roche Holding AG (participation certificate)	85,000	29,116
Royalty Pharma PLC	120,000	5,048
Zoetis, Inc. Class A	195,000	32,247
		68,772

TOTAL HEALTH CARE		732,149

INDUSTRIALS - 5.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	65,400	25,067
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	54,000	5,518
United Parcel Service, Inc. Class B	195,000	32,493
		38,011
Airlines - 0.4%
Southwest Airlines Co.	651,471	24,430
Building Products - 0.9%
Carrier Global Corp.	584,382	17,847
Fortune Brands Home & Security, Inc.	337,200	29,175
		47,022
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	83,300	8,760
Electrical Equipment - 0.3%
AMETEK, Inc.	53,300	5,298
Rockwell Automation, Inc.	50,000	11,034
		16,332
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	84,308	33,311
Machinery - 0.9%
Cummins, Inc.	63,200	13,345
Otis Worldwide Corp.	373,970	23,343
PACCAR, Inc.	140,000	11,939
		48,627
Professional Services - 0.2%
Verisk Analytics, Inc.	55,200	10,229
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc.	79,400	14,365

TOTAL INDUSTRIALS		266,154

INFORMATION TECHNOLOGY - 34.9%
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	470,000	50,887
Keysight Technologies, Inc. (a)	68,500	6,766
		57,653
IT Services - 6.8%
Accenture PLC Class A	188,000	42,486
Adyen BV (a)(c)	2,400	4,427
Booz Allen Hamilton Holding Corp. Class A	200,000	16,596
EPAM Systems, Inc. (a)	44,100	14,257
Global Payments, Inc.	97,000	17,225
MasterCard, Inc. Class A	329,500	111,427
PayPal Holdings, Inc. (a)	148,800	29,318
Snowflake Computing, Inc.	15,200	3,815
VeriSign, Inc. (a)	34,000	6,965
Visa, Inc. Class A	558,900	111,763
		358,279
Semiconductors & Semiconductor Equipment - 4.3%
ASML Holding NV	82,800	30,576
Intel Corp.	1,149,300	59,511
KLA-Tencor Corp.	153,000	29,642
Lam Research Corp.	139,000	46,113
NVIDIA Corp.	69,600	37,669
Skyworks Solutions, Inc.	72,000	10,476
Texas Instruments, Inc.	66,900	9,553
		223,540
Software - 12.9%
Adobe, Inc. (a)	199,600	97,890
ANSYS, Inc. (a)	44,700	14,627
Cadence Design Systems, Inc. (a)	135,000	14,395
Duck Creek Technologies, Inc. (a)	5,700	259
Fortinet, Inc. (a)	275,900	32,504
Microsoft Corp.	2,437,000	512,574
Slack Technologies, Inc. Class A (a)(d)	110,000	2,955
Synopsys, Inc. (a)	35,000	7,489
		682,693
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	4,481,200	518,969

TOTAL INFORMATION TECHNOLOGY		1,841,134

MATERIALS - 1.1%
Chemicals - 0.8%
Sherwin-Williams Co.	57,700	40,202
Metals & Mining - 0.3%
Newmont Corp.	263,100	16,694

TOTAL MATERIALS		56,896

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	298,000	72,036
Prologis (REIT), Inc.	59,362	5,973
SBA Communications Corp. Class A	105,200	33,504
		111,513
UTILITIES - 1.5%
Electric Utilities - 1.5%
NextEra Energy, Inc.	283,000	78,549
TOTAL COMMON STOCKS
(Cost $2,479,964)		5,189,001

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.10% (e)	90,843,178	90,861
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	1,391,321	1,391
TOTAL MONEY MARKET FUNDS
(Cost $92,251)		92,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,572,215)		5,281,253
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,910)
NET ASSETS - 100%		$5,279,343

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,427,000 or 0.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$23
Fidelity Securities Lending Cash Central Fund	1
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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